Note 5 - Stock-based Compensation (Details Textual) - USD ($)	1 Months Ended								12 Months Ended
	Feb. 28, 2016	Jul. 31, 2015	May 31, 2015	Apr. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	May 31, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allocated Share-based Compensation Expense									$ 224,000	$ 2,400,000	$ 1,600,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense									$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 0.53	$ 1.67	$ 1.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									50,000	146,625	468,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value									$ 23,000	$ 144,000	$ 582,000
Stock Issued During Period, Shares, Share-based Compensation, Gross									50,000	124,238	299,360
Proceeds from Stock Options Exercised									$ 13,500	$ 66,000	$ 70,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value									3,000	277,000	4,000
Payments Related to Tax Withholding for Share-based Compensation									0	$ 23,906	$ 130,537
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									$ 223,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year 73 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								100,000	66,000	333,250	216,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 205,000	$ 63,000	$ 511,000	$ 387,000
Restricted Stock [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				20,000							40,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 32,000							$ 52,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited	100,000		20,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited	$ 96,000		$ 25,000
Restricted Stock [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									66,000	120,000	61,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value									$ 63,000	$ 193,000	$ 111,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited		61,000							106,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited		$ 107,000							$ 118,000
Restricted Stock [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										193,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										$ 286,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited										27,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited										$ 50,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					15,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value					$ 19,000
Stock Issued During Period, Shares, Share-based Compensation, Forfeited						125,000	175,000
Stock Issued During Period, Value, Share-based Compensation, Forfeited						$ 166,000	$ 278,000